Employee Benefits - Disclosure of Additional Information About Defined Benefit Plans (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumption of discount rates [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	$ (150,970)	$ (160,307)
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	159,425	169,544
Actuarial assumption of expected rates of salary increases [member]
Disclosure of affected defined benefit obligation amount with changes in assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 0.25% increase in actuarial assumption	156,774	166,250
Increase (decrease) in defined benefit obligation due to 0.25% decrease in actuarial assumption	$ (148,385)	$ (158,100)